AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 34.3%
Information Technology – 8.5%
Communications Equipment – 0.3%
GCI Liberty, Inc.(a) (b) (c) (d)	2,664	$0
Juniper Networks, Inc.	25,420	913,340
Motorola Solutions, Inc.	813	337,704
Telefonaktiebolaget LM Ericsson - Class B	24,517	208,703

		1,459,747

Electronic Equipment, Instruments & Components – 0.2%
Celestica, Inc.(b)	2,874	332,813
FARO Technologies, Inc.(b)	10,441	442,385

		775,198

IT Services – 0.7%
Accenture PLC - Class A	2,234	707,776
Amdocs Ltd.	3,891	357,038
Gartner, Inc.(b)	796	347,391
GoDaddy, Inc. - Class A(b)	1,915	348,817
Nomura Research Institute Ltd.	10,700	412,463
Okta, Inc.(b)	904	93,266
Twilio, Inc. - Class A(b)	1,120	131,824
VeriSign, Inc.	1,243	338,680

		2,737,255

Semiconductors & Semiconductor Equipment – 2.2%
Analog Devices, Inc.	1,555	332,739
Applied Materials, Inc.	2,806	439,840
Broadcom, Inc.	6,173	1,494,298
Monolithic Power Systems, Inc.	519	343,526
NVIDIA Corp.	29,326	3,962,822
Qorvo, Inc.(b)	2,835	215,517
QUALCOMM, Inc.	5,488	796,858
Skyworks Solutions, Inc.	4,723	326,029
Taiwan Semiconductor Manufacturing Co., Ltd.	42,100	1,342,738

		9,254,367

Software – 3.9%
Adobe, Inc.(b)	2,093	868,783
ANSYS, Inc.(b)	2,706	895,199
AppLovin Corp. - Class A(b)	1,008	396,144
Atlassian Corp. - Class A(b)	1,674	347,573
Autodesk, Inc.(b)	1,248	369,558
AvidXchange Holdings, Inc.(b)	16,408	160,634
Constellation Software, Inc./Canada	177	641,753
Docusign, Inc.(b)	488	43,242
Dropbox, Inc. - Class A(b)	8,810	254,257
E2open Parent Holdings, Inc.(b)	150,435	482,896
Fortinet, Inc.(b)	3,638	370,276
Fortnox AB	16,610	149,852
Intuit, Inc.	1,069	805,459
Manhattan Associates, Inc.(b)	718	135,544
Microsoft Corp.	13,963	6,428,007

Company	Shares	U.S. $ Value

Nice Ltd.(b)	2,350	$398,014
Oracle Corp.	3,234	535,324
Roper Technologies, Inc.	1,153	657,521
Salesforce, Inc.	995	264,043
SAP SE	1,961	593,242
ServiceNow, Inc.(b)	573	579,354
Synopsys, Inc.(b)	1,214	563,272
Zoom Communications, Inc.(b)	4,190	340,437

		16,280,384

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	19,701	3,956,946
Logitech International SA (REG)	1,615	134,571
Ricoh Co., Ltd.(e)	34,600	322,617
Samsung Electronics Co., Ltd.	12,085	490,381

		4,904,515

		35,411,466

Financials – 6.1%
Banks – 2.1%
AIB Group PLC	44,839	353,768
Banco Bilbao Vizcaya Argentaria SA	26,121	392,127
Banco de Sabadell SA	108,910	346,713
Banco Santander SA	53,401	426,014
Bank of America Corp.	7,275	321,046
Barclays PLC	85,519	378,717
BOC Hong Kong Holdings Ltd. - Class H	11,000	46,261
Citigroup, Inc.	5,885	443,258
Danske Bank A/S	9,325	357,331
DBS Group Holdings Ltd.	6,890	237,722
DNB Bank ASA	5,575	149,108
First Citizens BancShares, Inc./NC - Class A	14	25,884
HarborOne Bancorp, Inc.	12,472	141,931
JPMorgan Chase & Co.	3,052	805,728
KBC Group NV	2,703	267,227
Mitsubishi UFJ Financial Group, Inc.	19,200	268,575
NatWest Group PLC	117,328	833,129
Nordea Bank Abp	18,403	266,507
Oversea-Chinese Banking Corp., Ltd.	44,200	555,158
Pacific Premier Bancorp, Inc.	642	13,610
Royal Bank of Canada	2,014	255,267
Societe Generale SA	6,579	357,224
Standard Chartered PLC	18,129	282,835
Sumitomo Mitsui Financial Group, Inc.	18,800	482,989
UniCredit SpA	5,141	330,600
US Bancorp	5,138	223,966

		8,562,695

Capital Markets – 1.6%
Ameriprise Financial, Inc.	616	313,692
B3 SA - Brasil Bolsa Balcao	61,500	150,000
Blackrock, Inc.	563	551,678
Cboe Global Markets, Inc.	3,824	876,155
CME Group, Inc.	975	281,775
CVC Capital Partners PLC(f)	8,976	167,031
Goldman Sachs Group, Inc. (The)	1,669	1,002,151
Hong Kong Exchanges & Clearing Ltd. - Class H	2,000	100,049

Company	Shares	U.S. $ Value

Intermediate Capital Group PLC	20,974	$567,769
Julius Baer Group Ltd.	9,752	643,172
London Stock Exchange Group PLC	3,501	532,700
Moody’s Corp.	823	394,480
MSCI, Inc.	475	267,909
Singapore Exchange Ltd.	42,100	457,230
TMX Group Ltd.	8,200	331,442

		6,637,233

Consumer Finance – 0.1%
Ally Financial, Inc.	9,662	338,170
Synchrony Financial	5,852	337,368

		675,538

Financial Services – 1.0%
Berkshire Hathaway, Inc. - Class B(b)	466	234,845
Curo Group Holdings LLC(b)	7,850	40,561
Eurazeo SE	2,296	160,563
EXOR NV(a)	2,199	211,717
Fiserv, Inc.(b)	3,125	508,719
Global Blue Group Holding AG(b)	954	7,088
Mastercard, Inc. - Class A	2,037	1,192,867
Mr Cooper Group, Inc.(b)	2,222	287,816
Visa, Inc. - Class A	4,432	1,618,522

		4,262,698

Insurance – 1.3%
Ageas SA/NV	1,343	87,696
AIA Group Ltd. - Class H	50,800	422,865
American International Group, Inc.	1,607	136,016
AXA SA	13,905	655,420
Everest Group Ltd.	996	345,801
Hannover Rueck SE	552	174,546
Hanover Insurance Group, Inc. (The)	474	83,415
iA Financial Corp., Inc.	3,231	328,951
Japan Post Holdings Co., Ltd.	36,800	360,583
Marsh & McLennan Cos., Inc.	2,175	508,211
Medibank Pvt. Ltd.	85,689	263,338
ProAssurance Corp.(b)	24,911	577,686
Prudential PLC	31,187	354,713
Talanx AG	2,395	310,705
Tryg A/S	14,445	371,129
Unipol Assicurazioni SpA	17,367	339,902

		5,320,977

		25,459,141

Consumer Discretionary – 4.2%
Automobile Components – 0.1%
Aisin Corp.	26,900	342,284
Energy Technology(b) (d)	13	2,444

		344,728

Automobiles – 0.1%
Tesla, Inc.(b)	1,426	494,052

Company	Shares	U.S. $ Value

Broadline Retail – 0.9%
Alibaba Group Holding Ltd. (Sponsored ADR)	1,634	$186,015
Amazon.com, Inc.(b)	12,799	2,623,923
Dollarama, Inc.	2,564	329,760
Global-e Online Ltd.(b)	602	19,186
K2016470219 South Africa Ltd. - Class A(a) (b) (d) (g)	465,862	0
K2016470219 South Africa Ltd. - Class B(a) (b) (d) (g)	73,623	0
MercadoLibre, Inc.(b)	163	417,816
Next PLC	1,978	343,276

		3,919,976

Distributors – 0.1%
D’ieteren Group	1,599	328,352

Diversified Consumer Services – 0.2%
Pearson PLC	21,495	337,596
Service Corp. International/US	5,368	418,704

		756,300

Hotels, Restaurants & Leisure – 1.8%
Amadeus IT Group SA	5,100	424,168
Aristocrat Leisure Ltd.	5,530	222,209
Booking Holdings, Inc.	189	1,043,078
Compass Group PLC	20,884	734,340
Everi Holdings, Inc.(b)	35,029	494,259
Expedia Group, Inc.	2,022	337,168
Flutter Entertainment PLC(b)	2,791	705,286
InterContinental Hotels Group PLC	1,442	165,236
Just Eat Takeaway.com NV(b)	20,704	457,794
Marriott International, Inc./MD - Class A	3,494	921,822
Playa Hotels & Resorts NV(b)	33,591	452,135
PlayAGS, Inc.(b)	21,131	258,221
Yum China Holdings, Inc.	16,710	729,391
Yum! Brands, Inc.	4,137	595,480

		7,540,587

Household Durables – 0.1%
Sony Group Corp.	8,500	227,510

Specialty Retail – 0.6%
AutoZone, Inc.(b)	204	761,540
Carvana Co.(b)	506	165,543
Dynatrace, Inc.(b)	990	53,470
Foot Locker, Inc.(b)	19,135	454,648
Home Depot, Inc. (The)	1,634	601,786
Industria de Diseno Textil SA	9,137	494,999

		2,531,986

Textiles, Apparel & Luxury Goods – 0.3%
Christian Dior SE	371	189,103
Lululemon Athletica, Inc.(b)	983	311,287
Pandora A/S	2,085	381,124

Company	Shares	U.S. $ Value

Skechers USA, Inc. - Class A(b)	5,338	$331,170

		1,212,684

		17,356,175

Industrials – 4.0%
Aerospace & Defense – 0.6%
Airbus SE	2,153	395,989
Dassault Aviation SA	853	310,251
HEICO Corp. - Class A	1,466	345,742
MTU Aero Engines AG	849	339,574
Rheinmetall AG	109	233,616
Safran SA	830	245,478
Triumph Group, Inc.(b)	20,985	541,203

		2,411,853

Air Freight & Logistics – 0.2%
DSV A/S	3,146	740,834

Building Products – 0.5%
AGC, Inc.(e)	9,700	287,726
Carrier Global Corp.	8,274	589,109
Lennox International, Inc.	172	97,085
Otis Worldwide Corp.	10,392	990,877

		1,964,797

Commercial Services & Supplies – 0.3%
Cintas Corp.	1,703	385,730
Rollins, Inc.	5,441	311,497
TOPPAN Holdings, Inc.	12,500	331,923
Veralto Corp.	3,379	341,380

		1,370,530

Construction & Engineering – 0.3%
Eiffage SA	757	104,122
EMCOR Group, Inc.	726	342,571
Shimizu Corp.	30,100	330,930
Stantec, Inc.	5,245	539,539

		1,317,162

Electrical Equipment – 0.4%
ABB Ltd. (REG)	3,573	202,402
Prysmian SpA	8,126	522,600
Rockwell Automation, Inc.	1,132	357,203
Schneider Electric SE	1,386	349,704
Siemens Energy AG(b)	589	57,560

		1,489,469

Ground Transportation – 0.2%
Uber Technologies, Inc.(b)	7,633	642,393

Machinery – 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	205,200	336,181

Passenger Airlines – 0.1%
Qantas Airways Ltd.	49,157	335,946

Company	Shares	U.S. $ Value

Professional Services – 1.2%
Automatic Data Processing, Inc.	3,637	$1,183,953
Booz Allen Hamilton Holding Corp.	3,264	346,800
Broadridge Financial Solutions, Inc.	1,162	282,169
Dun & Bradstreet Holdings, Inc.	43,474	391,701
Experian PLC	15,683	781,096
Genpact Ltd.	6,160	265,188
Leidos Holdings, Inc.	3,206	476,155
RELX PLC	13,549	729,960
Verisk Analytics, Inc.	121	38,011
Wolters Kluwer NV	3,927	696,373

		5,191,406

Trading Companies & Distributors – 0.1%
H&E Equipment Services, Inc.	5,515	521,940
WW Grainger, Inc.	108	117,456

		639,396

		16,439,967

Health Care – 3.9%
Biotechnology – 0.9%
AbbVie, Inc.	5,190	965,911
Biogen, Inc.(b)	544	70,606
BioMarin Pharmaceutical, Inc.(b)	3,887	225,718
Genmab A/S(b)	993	209,483
Gilead Sciences, Inc.	8,150	897,152
Incyte Corp.(b)	3,001	195,245
SpringWorks Therapeutics, Inc.(b)	19,719	921,075
United Therapeutics Corp.(b)	677	215,861

		3,701,051

Health Care Equipment & Supplies – 0.5%
Align Technology, Inc.(b)	1,882	340,529
Dexcom, Inc.(b)	1,331	114,200
IDEXX Laboratories, Inc.(b)	700	359,352
Medtronic PLC	4,693	389,425
STERIS PLC	1,409	345,501
Straumann Holding AG (REG)	1,336	171,847
Surmodics, Inc.(b)	12,826	372,211

		2,093,065

Health Care Providers & Services – 1.1%
Amedisys, Inc.(b)	9,594	902,508
Andlauer Healthcare Group, Inc.(e)	388	15,112
Cardinal Health, Inc.	2,309	356,602
Cencora, Inc.	1,250	364,050
Cross Country Healthcare, Inc.(b)	32,191	424,277
Elevance Health, Inc.	1,479	567,699
McKesson Corp.	1,690	1,215,972
UnitedHealth Group, Inc.	1,178	355,650
Universal Health Services, Inc. - Class B	1,754	333,874

		4,535,744

Company	Shares	U.S. $ Value

Health Care Technology – 0.0%
Veeva Systems, Inc. - Class A(b)	226	$63,212

Life Sciences Tools & Services – 0.2%
QIAGEN NV	4,746	214,230
Thermo Fisher Scientific, Inc.	2,082	838,671

		1,052,901

Pharmaceuticals – 1.2%
AstraZeneca PLC	2,054	300,878
AstraZeneca PLC (Sponsored ADR)	7,068	514,762
Bristol-Myers Squibb Co.	6,680	322,510
Eli Lilly & Co.	841	620,381
Haleon PLC	89,532	499,796
Merck & Co., Inc.	7,600	583,984
Novartis AG (REG)	4,026	464,718
Novo Nordisk A/S - Class B	10,622	754,670
Recordati Industria Chimica e Farmaceutica SpA	3,183	191,015
Roche Holding AG	682	220,932
Zoetis, Inc.	2,181	367,782

		4,841,428

		16,287,401

Communication Services – 2.7%
Diversified Telecommunication Services – 0.4%
Comcast Corp. - Class A	8,175	282,610
Frontier Communications Parent, Inc.(b)	24,763	897,164
HKT Trust & HKT Ltd. - Class H	221,000	318,303
Telenor ASA	13,527	207,694

		1,705,771

Entertainment – 0.5%
Electronic Arts, Inc.	3,724	535,437
Netflix, Inc.(b)	587	708,644
Spotify Technology SA(b)	345	229,473
Walt Disney Co. (The)	4,294	485,394

		1,958,948

Interactive Media & Services – 1.3%
Alphabet, Inc. - Class A	4,139	710,832
Alphabet, Inc. - Class C	7,851	1,357,045
Auto Trader Group PLC	37,047	396,758
LY Corp.	31,100	112,143
Meta Platforms, Inc. - Class A	3,943	2,553,053
Rightmove PLC	26,411	266,127

		5,395,958

Media – 0.5%
Dentsu Group, Inc.	10,700	231,113
Fox Corp. - Class B	6,594	331,546
Informa PLC	23,754	251,866
Interpublic Group of Cos., Inc. (The)	36,206	867,496

Company	Shares	U.S. $ Value

New York Times Co. (The) - Class A	4,601	$262,809

		1,944,830

		11,005,507

Consumer Staples – 1.8%
Beverages – 0.7%
Asahi Group Holdings Ltd.(e)	59,017	777,845
Budweiser Brewing Co. APAC Ltd. - Class H(e) (f)	141,000	146,267
Carlsberg AS - Class B	2,676	383,048
Coca-Cola Co. (The)	6,944	500,662
Coca-Cola HBC AG	6,319	329,299
Heineken Holding NV	3,816	297,431
Monster Beverage Corp.(b)	5,648	361,190
Pernod Ricard SA	2,080	215,077

		3,010,819

Consumer Staples Distribution & Retail – 0.6%
Costco Wholesale Corp.	652	678,197
Koninklijke Ahold Delhaize NV	12,022	507,376
Loblaw Cos. Ltd.	931	157,070
Tesco PLC	117,699	615,875
Walgreens Boots Alliance, Inc.	35,236	396,405
Walmart, Inc.	694	68,512

		2,423,435

Food Products – 0.2%
Kellanova	11,013	910,004

Household Products – 0.1%
Colgate-Palmolive Co.	1,700	157,998
Procter & Gamble Co. (The)	1,745	296,458
Southeastern Grocers, Inc.(a) (d)	8,714	1,568

		456,024

Tobacco – 0.2%
Imperial Brands PLC	7,917	300,250
Philip Morris International, Inc.	2,297	414,815

		715,065

		7,515,347

Materials – 1.2%
Chemicals – 0.5%
CF Industries Holdings, Inc.	3,739	339,165
Covestro AG(b)	11,078	761,000
Mitsubishi Chemical Group Corp.	63,300	336,948
Sherwin-Williams Co. (The)	430	154,288
Sumitomo Chemical Co., Ltd.	141,300	338,830

		1,930,231

Containers & Packaging – 0.2%
Crown Holdings, Inc.	3,432	338,052
Smurfit WestRock PLC	12,634	547,431

		885,483

Company	Shares	U.S. $ Value

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.(e)	1,032	$121,650
Calibre Mining Corp.(b)	10,334	23,871
Kinross Gold Corp.	12,963	191,373
MAG Silver Corp.	6,611	124,022
Newmont Corp.	7,066	372,520
Nucor Corp.	3,174	347,109
Radius Recycling, Inc.	10,304	305,101
Teck Resources Ltd. - Class B	10,410	385,800
United States Steel Corp.	5,333	287,022

		2,158,468

		4,974,182

Energy – 0.8%
Energy Equipment & Services – 0.3%
Artsonig Equity(a) (b) (d)	51,133	0
ChampionX Corp.	35,374	851,452
CHC Group LLC(a) (b) (d)	1,138	0
Schlumberger NV	11,729	387,644

		1,239,096

Oil, Gas & Consumable Fuels – 0.5%
Cheniere Energy, Inc.	105	24,884
ENEOS Holdings, Inc.	24,100	114,188
Equinor ASA	8,995	210,580
Exxon Mobil Corp.	670	68,541
Inpex Corp.	13,900	185,868
Shell PLC	27,946	922,076
Targa Resources Corp.	1,150	181,619
Texas Pacific Land Corp.	204	227,262
TotalEnergies SE	5,478	322,480

		2,257,498

		3,496,594

Utilities – 0.7%
Electric Utilities – 0.4%
ALLETE, Inc.	9,701	630,953
American Electric Power Co., Inc.	4,538	469,638
Edison International	6,062	337,350
TXNM Energy, Inc.	3,425	194,163

		1,632,104

Multi-Utilities – 0.3%
Ameren Corp.	1,633	158,205
Centrica PLC	159,716	341,522
E.ON SE	6,048	105,998
National Grid PLC(e)	16,764	237,391
NiSource, Inc.	8,719	344,749

		1,187,865

		2,819,969

Real Estate – 0.4%
Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(b)	2,975	371,934

Company	Shares		U.S. $ Value

Mitsui Fudosan Co., Ltd.		16,400	$157,071
Redfin Corp.(b)		26,210	261,838
Vonovia SE		9,493	311,034

			1,101,877

Residential REITs – 0.1%
Invitation Homes, Inc.		10,300	347,110

			1,448,987

Total Common Stocks (cost $116,513,599)			142,214,736

INVESTMENT COMPANIES – 22.0%
Funds and Investment Trusts – 22.0%(h)
BBGI Global Infrastructure SA		116,696	226,097
iShares Core International Aggregate Bond ETF(e)		585,171	29,761,797
iShares Core MSCI EAFE ETF		344,960	28,479,898
iShares Core MSCI Emerging Markets ETF(e)		295,348	16,743,278
iShares Core MSCI International Developed Markets ETF(e)		29,216	2,197,627
iShares Core S&P 500 ETF		14,380	8,515,117
VanEck J. P. Morgan EM Local Currency Bond ETF		220,470	5,441,200

Total Investment Companies (cost $86,271,215)			91,365,014

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 15.3%
Austria – 0.2%
Republic of Austria Government Bond 0.00%, 02/20/2031(f)	EUR	1,039	1,027,665

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 104 3.45%, 06/22/2042(f)		527	590,743

Canada – 1.3%
Canadian Government Bond
2.75%, 03/01/2030	CAD	6,345	4,612,735
2.75%, 12/01/2055		230	144,749
3.50%, 09/01/2029		724	542,954

			5,300,438

Colombia – 0.3%
Colombian TES Series B 13.25%, 02/09/2033	COP	5,080,300	1,291,854

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(f)	EUR	378	396,555

	Principal Amount (000)		U.S. $ Value

France – 0.3%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(f)	EUR	1,069	$1,259,805

Germany – 0.9%
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/2031(f)		1,363	1,354,359
0.00%, 08/15/2050(f)		101	55,154
2.60%, 08/15/2034(f)		334	383,140
2.60%, 05/15/2041(f)		1,166	1,281,013
3.25%, 07/04/2042(f)		585	698,299

			3,771,965

Italy – 0.7%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(f)		379	444,515
Series 10Y 4.20%, 03/01/2034(f)		1,178	1,433,784
Series 13Y 4.05%, 10/30/2037(f)		725	856,393

			2,734,692

Japan – 4.0%
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027	JPY	848,400	5,894,020
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028		682,400	4,669,125
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		331,000	2,007,876
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		280,800	1,550,171
Series 86 2.40%, 03/20/2055		181,350	1,146,930
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		58,600	248,780
Series 4 2.20%, 03/20/2051		161,700	1,015,071

			16,531,973

Mexico – 0.5%
Mexican Bonos
Series M 8.00%, 07/31/2053	MXN	5,116	212,743
8.50%, 02/28/2030		36,271	1,845,803

			2,058,546

	Principal Amount (000)		U.S. $ Value

Poland – 0.4%
Republic of Poland Government Bond Series 0730 4.50%, 07/25/2030	PLN	5,889	$1,544,561

South Korea – 0.5%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	2,817,080	2,077,455

Spain – 0.8%
Spain Government Bond 3.15%, 04/30/2035(f)	EUR	1,618	1,844,801
3.50%, 01/31/2041(f)		1,200	1,343,178

			3,187,979

United Kingdom – 1.3%
United Kingdom Gilt 1.50%, 07/31/2053(f)	GBP	281	168,479
3.50%, 01/22/2045(f)		1,025	1,082,139
4.25%, 07/31/2034(f)		209	274,711
4.25%, 12/07/2040(f)		991	1,216,402
4.375%, 03/07/2030(f)		767	1,042,718
4.375%, 01/31/2040(f)		520	651,788
4.75%, 10/22/2043(f)		868	1,100,592

			5,536,829

United States – 3.9%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	8,442	5,057,735
2.00%, 08/15/2051		1,553	869,619
4.625%, 02/15/2055		1,410	1,341,032
U.S. Treasury Notes 1.25%, 05/31/2028		2,004	1,855,672
2.25%, 02/15/2027		694	674,443
3.50%, 01/31/2030		5,883	5,763,600
3.875%, 08/15/2034		649	624,464

			16,186,565

Total Governments - Treasuries (cost $62,309,955)			63,497,625

CORPORATES - INVESTMENT GRADE – 9.3%

Financial Institutions – 4.5%

Banking – 3.8%
ABN AMRO Bank NV
Series E
5.125%, 02/22/2033(f)	EUR	200	236,719
5.50%, 09/21/2033(f)		200	240,836
AIB Group PLC Series E 2.25%, 04/04/2028(f)		382	431,100
American Express Co. 3.433%, 05/20/2032		182	208,865

	Principal Amount (000)		U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	200	$205,854
7.883%, 11/15/2034		200	223,652

Banco Santander SA 4.175%, 03/24/2028		200	198,062
5.796%, 01/23/2029(f)	AUD	320	213,929
Series E 5.75%, 08/23/2033(f)	EUR	200	243,150
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(f)		451	540,806
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(f)		200	206,118
3.875%, 06/16/2032(f)		200	230,353
Barclays PLC 5.088%, 06/20/2030	U.S.$	202	200,943
Series E 8.407%, 11/14/2032(f)	GBP	141	201,189
BNP Paribas SA 2.159%, 09/15/2029(f)	U.S.$	304	278,759
BPCE SA 2.277%, 01/20/2032(f)		329	279,367
3.116%, 10/19/2032(f)		250	214,125
CaixaBank SA 3.50%, 04/06/2028(f)	GBP	300	393,821
Citigroup, Inc. 4.542%, 09/19/2030	U.S.$	205	202,364
5.592%, 11/19/2034		337	337,435
Commerzbank AG Series 1061 3.625%, 01/14/2032(f)	EUR	100	114,311
Series E 4.625%, 01/17/2031(f)		200	239,528
Credit Agricole SA 5.364%, 06/01/2028 (f)	AUD	200	132,531
Danske Bank A/S 4.613%, 10/02/2030(f)	U.S.$	206	203,674
Series E 4.75%, 06/21/2030(f)	EUR	177	214,842
Deutsche Bank AG/New York NY 3.547%, 09/18/2031	U.S.$	200	184,154
3.729%, 01/14/2032		231	207,634
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028		217	217,961
HSBC Holdings PLC 5.13%, 03/03/2031		288	288,515
6.364%, 11/16/2032(f)	EUR	223	271,484
ING Groep NV Series E 4.875%, 10/02/2029(f)	GBP	100	134,094
Intesa Sanpaolo SpA 3.875%, 07/14/2027(f)	U.S.$	416	408,233
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(f)	EUR	470	568,814

	Principal Amount (000)		U.S. $ Value

KBC Group NV Series E 4.875%, 04/25/2033(f)	EUR	300	$353,474
Lloyds Banking Group PLC 5.802%, 03/17/2029	AUD	100	66,418
Series E 4.75%, 09/21/2031(f)	EUR	341	414,334
Mitsubishi UFJ Financial Group, Inc. 2.494%, 10/13/2032	U.S.$	395	341,110
Mizuho Financial Group, Inc. 3.153%, 07/16/2030		512	480,287
5.382%, 07/10/2030		200	204,024
Morgan Stanley 4.656%, 03/02/2029	EUR	352	418,935
5.192%, 04/17/2031	U.S.$	135	136,947
Nationwide Building Society 3.96%, 07/18/2030(f)		207	199,950
6.178%, 12/07/2027(f)	GBP	258	354,117
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	239	211,266
Series E 5.763%, 02/28/2034(f)	EUR	173	211,154
Santander UK Group Holdings PLC 6.534%, 01/10/2029	U.S.$	200	207,560
Series E 2.421%, 01/17/2029(f)	GBP	100	125,620
Societe Generale SA 6.447%, 01/12/2027(f)	U.S.$	384	387,187
Standard Chartered PLC 2.608%, 01/12/2028(e) (f)		212	204,684
3.265%, 02/18/2036(f)		233	207,253
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(f)		273	272,801
Svenska Handelsbanken AB 5.00%, 03/02/2028(f)	AUD	200	131,876
Series E 4.625%, 08/23/2032(f)	GBP	161	213,149
Swedbank AB Series G 3.625%, 08/23/2032(f)	EUR	303	348,445
Toronto-Dominion Bank (The) 5.248%, 07/23/2029(f)	AUD	250	164,980
UBS Group AG 2.875%, 04/02/2032(f)	EUR	125	138,535
7.75%, 03/01/2029(f)		318	406,980
UniCredit SpA 1.982%, 06/03/2027(f)	U.S.$	200	194,058
5.861%, 06/19/2032(f)		275	275,421
Visa, Inc. 2.25%, 05/15/2028	EUR	163	184,147

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. Series E 1.741%, 05/04/2030(f)	EUR	336	$363,981

			15,691,915

Finance – 0.2%
Air Lease Corp. 5.40%, 06/01/2028	CAD	175	133,375
Aircastle Ltd. 5.95%, 02/15/2029(f)	U.S.$	35	35,909
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(f)		271	269,748
Aviation Capital Group LLC 1.95%, 09/20/2026(f)		215	206,864
4.75%, 04/14/2027(f)		37	36,880
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(f)	CNH	2,000	282,111

			964,887

Financial Services – 0.1%
Equinix Europe 2 Financing Corp. LLC 4.00%, 05/19/2034	EUR	185	212,201

Insurance – 0.1%
Athene Global Funding 2.55%, 11/19/2030(f)	U.S.$	28	24,559
5.193% (SOFR + 0.85%), 05/08/2026(f) (i)		156	156,106
5.38%, 01/07/2030(f)		44	44,555
5.526%, 07/11/2031(f)		316	319,738

			544,958

REITs – 0.3%
American Tower Corp. 0.875%, 05/21/2029	EUR	122	127,897
4.90%, 03/15/2030	U.S.$	287	288,587
EPR Properties 4.50%, 06/01/2027		234	231,529
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		217	205,085
Trust Fibra Uno 4.869%, 01/15/2030(f)		200	186,350
WEA Finance LLC 2.875%, 01/15/2027(f)		212	205,171

			1,244,619

			18,658,580

Industrial – 4.0%
Basic – 0.3%
Alpek SAB de CV 4.25%, 09/18/2029(e) (f)		220	206,181

	Principal Amount (000)		U.S. $ Value

Glencore Funding LLC 5.186%, 04/01/2030(f)	U.S.$	174	$176,083
LYB International Finance III LLC 6.15%, 05/15/2035		36	36,543
Nexa Resources SA 6.75%, 04/09/2034(e) (f)		200	203,900
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(e) (f)		400	329,444
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(f)		200	190,450

			1,142,601

Capital Goods – 0.1%
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	211,545
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	364	410,456

			622,001

Communications - Media – 0.2%
Cox Communications, Inc. 5.70%, 06/15/2033(f)	U.S.$	265	263,961
Grupo Televisa SAB 8.50%, 03/11/2032		175	187,085
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		127	107,906
5.141%, 03/15/2052		236	152,921

			711,873

Communications - Telecommunications – 0.1%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	260	208,040
TELUS Corp. Series CAG 5.25%, 11/15/2032		277	213,721
Verizon Communications, Inc. 2.35%, 03/23/2028(f)	AUD	200	122,371
4.50%, 08/17/2027(f)		80	51,927

			596,059

Consumer Cyclical - Automotive – 0.3%
General Motors Financial Co., Inc. 4.30%, 04/06/2029	U.S.$	85	82,344
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	209,957
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(f)	U.S.$	183	175,413
5.95%, 06/11/2029(f)		125	125,609
Hyundai Capital America 1.80%, 01/10/2028(f)		374	345,980
Magna International, Inc. 3.625%, 05/21/2031	EUR	112	127,898

	Principal Amount (000)		U.S. $ Value

Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	$149,407

			1,216,608

Consumer Cyclical - Entertainment – 0.1%
CPUK Finance Ltd. 5.876%, 08/28/2027(f)	GBP	200	272,046

Consumer Cyclical - Other – 0.1%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(f)	U.S.$	225	198,000
MDC Holdings, Inc. 6.00%, 01/15/2043		197	174,294

			372,294

Consumer Non-Cyclical – 1.1%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	227	253,170
American Medical Systems Europe BV 3.00%, 03/08/2031		303	343,219
BAT International Finance PLC Series E 4.125%, 04/12/2032(f)		154	179,430
Cencosud SA 5.95%, 05/28/2031(f)	U.S.$	200	203,300
CommonSpirit Health 5.318%, 12/01/2034		337	331,234
CVS Health Corp. 1.75%, 08/21/2030		164	139,461
5.70%, 06/01/2034		267	268,661
Diageo Investment Corp. 5.125%, 08/15/2030		200	204,008
General Mills, Inc. 3.60%, 04/17/2032	EUR	362	413,960
Imperial Brands Finance PLC 5.875%, 07/01/2034(f)	U.S.$	267	268,535
Loblaw Cos. Ltd. 6.54%, 02/17/2033(f)	CAD	165	136,338
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	354,080
Mondelez International, Inc. 4.50%, 05/06/2030	U.S.$	213	211,002
Pfizer Netherlands International Finance BV 2.875%, 05/19/2029	EUR	139	158,975
Philip Morris International, Inc. 0.80%, 08/01/2031		350	345,299
Stryker Corp. 3.375%, 12/11/2028		121	140,347
Sutter Health Series 2025 5.213%, 08/15/2032	U.S.$	68	68,930
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		469	415,557

			4,435,506

	Principal Amount (000)		U.S. $ Value

Energy – 0.9%
BP Capital Markets PLC 3.625%, 03/22/2029(f) (j)	EUR	214	$240,207
4.751%, 08/28/2029(f)	AUD	250	163,282
Continental Resources, Inc./OK 2.875%, 04/01/2032(f)	U.S.$	176	144,000
5.75%, 01/15/2031(f)		198	197,218
Devon Energy Corp. 7.95%, 04/15/2032		139	156,748
Enbridge, Inc. 6.10%, 11/09/2032	CAD	171	138,715
Eni SpA 5.75%, 05/19/2035(f)	U.S.$	343	343,312
ONEOK Partners LP 6.65%, 10/01/2036		314	329,983
Ovintiv, Inc. 7.20%, 11/01/2031		52	55,168
7.375%, 11/01/2031		321	342,863
Raizen Fuels Finance SA 6.45%, 03/05/2034(f)		200	198,000
6.70%, 02/25/2037(f)		200	192,860
TotalEnergies SE Series NC7 1.625%, 10/25/2027(f) (j)	EUR	334	361,560
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(f)	U.S.$	300	302,343
Var Energi ASA 5.875%, 05/22/2030(f)		200	202,526
7.50%, 01/15/2028(f)		245	257,644
Wintershall Dea Finance BV 1.823%, 09/25/2031(f)	EUR	300	297,282

			3,923,711

Services – 0.1%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(f)	CNH	2,500	349,582
Sodexo, Inc. 5.15%, 08/15/2030(f)	U.S.$	343	345,754

			695,336

Technology – 0.4%
Alphabet, Inc. 2.50%, 05/06/2029	EUR	182	206,873
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	U.S.$	397	349,626
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	270	286,788
Fiserv, Inc. 1.625%, 07/01/2030		144	151,742
5.625%, 08/21/2033	U.S.$	261	265,547
Foundry JV Holdco LLC 6.15%, 01/25/2032(f)		268	278,224

	Principal Amount (000)		U.S. $ Value

Oracle Corp. 5.25%, 02/03/2032	U.S.$	337	$342,015

			1,880,815

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(f)		41	40,157
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(f)		270	268,853

			309,010

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(f)		202	187,093
MTR Corp., Ltd. Series E 2.75%, 09/20/2034(f)	CNH	1,500	212,313

			399,406

Transportation - Services – 0.1%
Heathrow Funding Ltd. 6.45%, 12/10/2033(f)	GBP	192	272,803

			16,850,069

Utility – 0.8%
Electric – 0.5%
E.ON International Finance BV Series E 6.25%, 06/03/2030(f)		101	143,085
EDP Servicios Financieros Espana SA Series E 3.50%, 07/21/2031(f)	EUR	299	345,240
Electricite de France SA Series MPLE 5.993%, 05/23/2030(f)	CAD	262	206,562
Engie SA Series E 3.50%, 09/27/2029(f)	EUR	100	116,265
3.625%, 01/11/2030(f)		100	116,812
Kallpa Generacion SA 5.875%, 01/30/2032(f)	U.S.$	202	203,616
LG Energy Solution Ltd. 5.375%, 04/02/2030(e) (f)		344	340,491
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(f)		343	337,495
5.29%, 01/17/2034(f)		205	201,431
SSE PLC Series E 8.375%, 11/20/2028(f)	GBP	98	146,466

			2,157,463

	Principal Amount (000)		U.S. $ Value

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(f)	EUR	203	$231,188
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(f)	U.S.$	200	220,500

			451,688

Other Utility – 0.2%
Suez SACA Series E 2.375%, 05/24/2030(f)	EUR	300	330,447
4.625%, 11/03/2028(f)		100	119,540
Veolia Environnement SA Series E 1.94%, 01/07/2030(f)		100	108,934

			558,921

			3,168,072

Total Corporates - Investment Grade (cost $37,714,268)			38,676,721

MORTGAGE PASS-THROUGHS – 5.1%
Agency Fixed Rate 30-Year – 5.1%
Government National Mortgage Association Series 2025 2.50%, 06/01/2055, TBA	U.S.$	1,675	1,403,707
3.00%, 06/01/2055, TBA		1,919	1,672,498
4.00%, 06/01/2055, TBA		1,120	1,026,465
4.50%, 06/01/2055, TBA		795	750,864
5.00%, 06/01/2055, TBA		5,636	5,468,783
5.50%, 06/01/2055, TBA		5,821	5,780,864
Uniform Mortgage-Backed Security Series 2025 2.00%, 06/01/2055, TBA		1,398	1,086,672
2.50%, 06/01/2055, TBA		1,643	1,338,981
6.00%, 06/01/2055, TBA		2,038	2,058,297
6.50%, 06/01/2055, TBA		364	373,782

Total Mortgage Pass-Throughs (cost $21,033,905)			20,960,913

COLLATERALIZED LOAN OBLIGATIONS – 1.3%
CLO - Floating Rate – 1.3%
AMMC CLO 25 Ltd. Series 2022-25A, Class A1R 5.606% (CME Term SOFR 3 Month + 1.35%), 04/15/2035(f) (i)		500	500,088
Apidos CLO XV Series 2013-15A, Class BRR 6.081% (CME Term SOFR 3 Month + 1.81%), 04/20/2031(f) (i)		250	250,330

	Principal Amount (000)		U.S. $ Value

Apidos CLO XXXII Series 2019-32A, Class A1R 5.369% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(f) (i)	U.S.$	527	$527,062
Chenango Park CLO Ltd. Series 2018-1A, Class BR 6.056% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(f) (i)		250	250,485
CIFC Funding Ltd. Series 2018-3A, Class B 6.131% (CME Term SOFR 3 Month + 1.86%), 07/18/2031(f) (i)		500	500,580
Clover CLO LLC Series 2021-3A, Class BR 5.732% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(f) (i)		256	254,136
Dryden 113 CLO Ltd. Series 2022-113A, Class BR2 5.906% (CME Term SOFR 3 Month + 1.65%), 10/15/2037(f) (i)		250	249,339
Juniper Valley Park CLO Ltd. Series 2023-1A, Class AR 5.519% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(f) (i)		260	260,264
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.73% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(f) (i)		250	249,883
Magnetite XXVII Ltd. Series 2020-27A, Class BR 6.081% (CME Term SOFR 3 Month + 1.81%), 10/20/2034(f) (i)		350	350,558
OCP CLO Ltd. Series 2021-23A, Class BR 5.832% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(f) (i)		250	249,625
Pikes Peak CLO 6 Series 2020-6A, Class ARR 5.264% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(f) (i)		250	249,004
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.719% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(f) (i)		500	500,039
Voya CLO Ltd.
Series 2013-2A, Class A1R 5.513% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(f) (i)		152	152,225
Series 2018-1A, Class A1 5.481% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(f) (i)		195	194,610
Series 2018-2A, Class A2 5.768% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(f) (i)		500	500,033

Total Collateralized Loan Obligations (cost $5,242,383)			5,238,261

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Risk Share Floating Rate – 0.9%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.421% (CME Term SOFR + 1.10%), 01/25/2045(f) (i)	U.S.$	120	$119,901
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 7.072% (CME Term SOFR + 2.75%), 05/25/2042(f) (i)		196	200,478
Series 2022-R08, Class 1M1 6.872% (CME Term SOFR + 2.55%), 07/25/2042(f) (i)		248	253,547
Series 2022-R08, Class 1M2 7.922% (CME Term SOFR + 3.60%), 07/25/2042(f) (i)		400	417,252
Series 2023-R01, Class 1M1 6.721% (CME Term SOFR + 2.40%), 12/25/2042(f) (i)		334	341,610
Series 2024-R02, Class 1M2 6.122% (CME Term SOFR + 1.80%), 02/25/2044(f) (i)		262	264,849
Series 2025-R02, Class 1A1 5.321% (CME Term SOFR + 1.00%), 02/25/2045(f) (i)		105	105,257
Series 2025-R03, Class 2A1 5.772% (CME Term SOFR + 1.45%), 03/25/2045(f) (i)		259	260,256
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2
5.822% (CME Term SOFR + 1.50%), 10/25/2041(f) (i)		205	205,438
Series 2021-DNA7, Class M2 6.122% (CME Term SOFR + 1.80%), 11/25/2041(f) (i)		400	403,125
Series 2022-DNA2, Class M1A 5.622% (CME Term SOFR + 1.30%), 02/25/2042(f) (i)		231	230,578
Series 2022-DNA6, Class M1A 6.472% (CME Term SOFR + 2.15%), 09/25/2042(f) (i)		137	138,056
Series 2023-DNA2, Class M1B 7.571% (CME Term SOFR + 3.25%), 04/25/2043(f) (i)		250	261,952
Series 2024-DNA3, Class M1 5.322% (CME Term SOFR + 1.00%), 10/25/2044(f) (i)		31	31,392

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.672% (CME Term SOFR + 3.35%), 06/25/2043(f) (i)	U.S.$	326	$340,559
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.272% (CME Term SOFR + 0.95%), 01/25/2045(f) (i)		87	86,522
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.431% (CME Term SOFR + 1.10%), 05/25/2045(f) (i)		66	65,700

			3,726,472

Non-Agency Fixed Rate – 0.3%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(f)		110	110,178
Series 2025-6, Class A1 5.515%, 03/25/2070(f)		156	156,298
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(f)		159	158,525
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(f)		108	108,361
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(d) (f)		167	166,925
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(f)		137	137,534
OBX Trust Series 2025-NQM7, Class A1 5.56%, 05/25/2055(f)		370	370,849
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(f)		122	122,528

			1,331,198

Non-Agency Floating Rate – 0.1%
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(f)		128	128,077

			128,077

Total Collateralized Mortgage Obligations (cost $5,196,585)			5,185,747

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.7%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(f)	U.S.$	363	$358,077
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(f)		109	108,798
BHG Securitization Trust Series 2025-1CON, Class A 4.82%, 04/17/2036(f)		182	181,218
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(f)		326	327,489
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(f)		151	151,203
Series 2024-1A, Class B 4.79%, 08/20/2032(f)		140	139,415
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(f)		202	203,817
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(f)		376	376,885
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(f)		106	104,626
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(f)		174	174,129
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(f)		114	114,230
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(f)		249	249,398
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(f)		44	44,061
Series 2025-1A, Class B 5.20%, 07/20/2032(f)		72	72,480
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(f)		104	104,376

			2,710,202

Autos - Fixed Rate – 0.3%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(f)		170	172,184

	Principal Amount (000)		U.S. $ Value

Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(f)	U.S.$	205	$204,411
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(f)		163	163,229
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(f)		140	139,886
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(f)		203	203,784
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(f)		248	248,706

			1,132,200

Other ABS - Floating Rate – 0.0%
Capital Street Master Trust Series 2024-1, Class A 5.681% (CME Term SOFR + 1.35%), 10/16/2028(f) (i)		100	99,461

Total Asset-Backed Securities (cost $3,939,603)			3,941,863

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non-Agency Floating Rate CMBS – 0.7%
ALA Trust Series 2025-OANA, Class A 6.043% (CME Term SOFR 1 Month + 1.74%), 06/15/2030(f) (i)		222	222,664
BAMLL Trust Series 2025-ASHF, Class A 6.179% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(f) (i)		437	436,997
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.249% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(f) (i)		408	408,908
BPR Trust Series 2022-OANA, Class A 6.227% (CME Term SOFR 1 Month + 1.90%), 04/15/2037(f) (i)		268	268,405
BX Commercial Mortgage Trust Series 2019-IMC, Class A 5.375% (CME Term SOFR 1 Month + 1.05%), 04/15/2034(f) (i)		190	188,296
Series 2024-AIR2, Class A 5.821% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(f) (i)		148	147,852

	Principal Amount (000)		U.S. $ Value

Hawaii Hotel Trust Series 2025-MAUI, Class A 5.722% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(f) (i)	U.S.$	207	$206,483
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.97% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(f) (i)		304	303,382
ORL Trust Series 2024-GLKS, Class A 5.821% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(f) (i)		261	259,429
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.772% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(f) (i)		387	383,544
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.02% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(f) (i)		242	240,616

			3,066,576

Non-Agency Fixed Rate CMBS – 0.2%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.413%, 08/13/2041(f)		281	282,113
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.104%, 10/10/2041(f)		300	300,426
WB Commercial Mortgage Trust Series 2024-HQ, Class A 5.937%, 03/15/2040(f)		192	192,465

			775,004

Total Commercial Mortgage-Backed Securities (cost $3,839,741)			3,841,580

COVERED BONDS – 0.8%
Australia – 0.3%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(f)	EUR	522	579,079
Westpac Banking Corp. Series E 3.106%, 11/23/2027(f)		510	590,296

			1,169,375

France – 0.5%
BPCE SFH SA Series E 0.01%, 01/29/2029(f)		700	728,146
Caisse de Refinancement de l’Habitat SA Series E 2.75%, 09/06/2030(f)		200	228,280

	Principal Amount (000)		U.S. $ Value

Cie de Financement Foncier SA 2.625%, 03/05/2030(f)	EUR	300	$341,357
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(f)		700	771,567

			2,069,350

Total Covered Bonds (cost $3,065,339)			3,238,725

INFLATION-LINKED SECURITIES – 0.6%
United States – 0.6%
U.S. Treasury Inflation Index 1.625%, 04/15/2030 (TIPS) (cost $2,334,022)	U.S.$	2,331	2,335,817

GOVERNMENTS - SOVEREIGN AGENCIES – 0.5%
Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(f)	CAD	930	688,497
4.25%, 03/15/2034(f)		370	285,194

			973,691

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(f)	EUR	700	810,624

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(f)	U.S.$	275	274,667

Netherlands – 0.0%
BNG Bank NV 3.50%, 07/19/2027	AUD	294	188,669

Total Governments - Sovereign Agencies (cost $2,170,087)			2,247,651

SUPRANATIONALS – 0.5%
European Union Series UFA 3.375%, 10/05/2054(f)	EUR	830	873,153
4.00%, 04/04/2044(f)		866	1,036,575

Total Supranationals (cost $1,877,283)			1,909,728

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(f)	U.S.$	299	307,358
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	208,445
4.125%, 07/05/2034		200	233,549

			749,352

	Principal Amount (000)		U.S. $ Value

Hungary – 0.1%
Hungary Government International Bond Series 10Y 5.375%, 09/12/2033(f)	EUR	224	$268,965

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		234	243,111

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(f)		222	251,029
5.125%, 01/13/2028(f)	U.S.$	307	311,022

			562,051

Total Governments - Sovereign Bonds (cost $1,727,142)			1,823,479

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2041	CAD	144	51,076
Zero Coupon, 02/15/2042		144	49,963
Zero Coupon, 08/15/2042		144	48,474
Zero Coupon, 02/15/2044		144	44,900
Zero Coupon, 08/15/2044		144	43,852
Province of Ontario Generic Coupon Strip Zero Coupon, 06/02/2037		144	63,997
Zero Coupon, 12/02/2037		144	61,826
Zero Coupon, 12/02/2038		144	59,130
Zero Coupon, 06/02/2039		144	57,757
Zero Coupon, 06/02/2040		144	54,767
Zero Coupon, 12/02/2040		144	53,208
Zero Coupon, 06/02/2041		144	51,800
Zero Coupon, 12/02/2041		144	51,011
Zero Coupon, 06/02/2042		144	49,339
Province of Quebec Canada 4.40%, 12/01/2055		245	178,588

Total Local Governments - Provincial Bonds (cost $924,088)			919,688

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(f)	EUR	668	731,388
2.375%, 09/08/2027(f)		100	113,734

Total Local Governments - Regional Bonds (cost $791,026)			845,122

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Hong Kong – 0.1%
Airport Authority Series E 2.85%, 01/14/2035(f)	CNH	1,500	215,231

	Principal Amount (000)		U.S. $ Value

Hong Kong Mortgage Corp., Ltd. (The) Series E 2.60%, 10/18/2031(f)	CNH	2,500	$353,924

			569,155

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(f)	U.S.$	255	258,953

Total Quasi-Sovereigns (cost $809,817)			828,108

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California (State of California) Series 2010 7.60%, 11/01/2040 (cost $557,313)		465	552,027

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo SPV LLC 13.00%, 08/02/2027(d)		241	238,731

Industrial – 0.0%
Basic – 0.0%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a) (b) (d) (k) (l)		146	0

Communications - Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a) (b) (c) (d)		33	0

Consumer Cyclical - Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a) (b) (c) (d) (k) (l)		83	0

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a) (b) (c) (d) (k)		120	0

			0

Total Corporates - Non-Investment Grade (cost $256,988)			238,731

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Energy Technology 0.00%(b) (d) (cost $87,984)		117	121,446

Company	Shares		U.S. $ Value

RIGHTS – 0.0%
Health Care – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (CVR)(a) (b) (d)		30,997	$310
Mirati Therapeutics, Inc. (CVR)(a) (b) (d)		25,914	18,140

			18,450

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (b) (d)		3,960	9,999

			28,449

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., (CVR)(a) (b) (d)		14,789	21,000

Total Rights (cost $43,179)			49,449

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(a) (d) (m) (cost $360,189)	RUB	23,770	0

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Cyclical - Retailers – 0.0%
Edcon Tranche D 0.01%, 06/25/2023(a) (b) (d) (k)	ZAR	2	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (b) (d) (k) (l)	U.S.$	40	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (b) (d) (k) (l)		28	0

Total Emerging Markets - Corporate Bonds (cost $68,616)			0

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (b) (d) (e) (cost $0)		541	0

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 9.1%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(h) (n) (o) (cost $15,425,175)		15,425,175	$15,425,175

	Principal Amount (000)

Treasury Bills – 5.4%
Japan – 5.4%
Japan Treasury Discount Bill Series 1290 Zero Coupon, 06/02/2025 (cost $21,749,750)	JPY	3,250,000	22,585,913

Total Investments Before Security Lending Collateral for Securities Loaned – 103.2% (cost $394,309,252)			428,043,519

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(h) (n) (o) (cost $13,199,559)		13,199,559	13,199,559

Total Investments – 106.4% (cost $407,508,811)(p)			441,243,078
Other assets less liabilities – (6.4)%			(26,614,455)

Net Assets – 100.0%			$414,628,623

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	75	June 2025	$5,517,923	$37,245
Canadian 5 Yr Bond Futures	26	September 2025	2,163,399	10,568
Canadian 10 Yr Bond Futures	32	September 2025	2,851,984	24,666
Euro Buxl 30 Yr Bond Futures	19	June 2025	2,622,912	55,657
Euro-BOBL Futures	45	June 2025	6,087,489	4,343
Euro-BTP Futures	13	June 2025	1,788,277	72,642
Euro-Bund Futures	34	June 2025	5,065,402	16,017
Euro-OAT Futures	20	June 2025	2,855,657	5,847
Euro-Schatz Futures	50	June 2025	6,094,245	6,466
FTSE China A50 Futures	57	June 2025	759,582	(12,194)
FTSE KLCI Futures	66	June 2025	1,159,826	(22,681)
FTSE Taiwan Index Futures	20	June 2025	1,401,600	(29,645)
Gold 100 OZ Futures	13	August 2025	4,310,020	70,166
Hang Seng Index Futures	6	June 2025	887,095	3,501

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Japan 10 Yr Bond (OSE) Futures	9	June 2025	$8,699,468	$(2,404)
Long Gilt Futures	26	September 2025	3,204,643	26,020
Mini Japan 10 Yr Government Bond Futures	6	June 2025	580,465	355
MSCI Emerging Markets Index Futures	137	June 2025	7,872,705	200,156
OMXS 30 Index Futures	48	June 2025	1,248,697	(21,247)
S&P 500 E-Mini Futures	219	June 2025	64,780,200	3,504,075
S&P/TSX 60 Index Futures	22	June 2025	5,027,289	248,551
SPI 200 Futures	6	June 2025	817,707	51,449
TOPIX Index Futures	1	June 2025	194,413	8,463
U.S. Long Bond (CBT) Futures	118	September 2025	13,308,187	27,479
U.S. T-Note 2 Yr (CBT) Futures	29	September 2025	6,015,687	4,494
U.S. T-Note 5 Yr (CBT) Futures	433	September 2025	46,845,188	311,399
U.S. Ultra Bond (CBT) Futures	33	September 2025	3,830,063	33,393
Sold Contracts
Australian 3 Yr Bond Futures	8	June 2025	554,529	(5,762)
Australian 10 Yr Bond Futures	8	June 2025	588,578	(10,648)
Canadian 10 Yr Bond Futures	60	September 2025	5,347,470	(45,461)
Euro STOXX 50 Index Futures	20	June 2025	1,219,019	3,512
Euro-Bund Futures	15	June 2025	2,234,736	(56,280)
FTSE/JSE Top 40 Futures	14	June 2025	675,535	(5,924)
Japan 10 Yr Bond (OSE) Futures	6	June 2025	5,799,646	(30,605)
MSCI Emerging Markets Index Futures	31	June 2025	1,781,415	6,288
MSCI Singapore ETS Index Futures	31	June 2025	987,025	(6,613)
S&P 500 E-Mini Futures	1	June 2025	295,800	(20,403)
SET 50 Futures	498	June 2025	2,242,460	124,426
SPI 200 Futures	2	June 2025	272,569	(27,114)
TOPIX Index Futures	9	June 2025	1,749,713	(130,791)
U.S. 10 Yr Ultra Futures	55	September 2025	6,190,078	(8,251)
U.S. Long Bond (CBT) Futures	64	September 2025	7,218,000	(15,424)
U.S. T-Note 10 Yr (CBT) Futures	107	September 2025	11,850,250	(25,171)
U.S. Ultra Bond (CBT) Futures	23	September 2025	2,669,438	(3,896)
WIG 20 Index Futures	52	June 2025	773,807	(2,039)

				$4,374,625

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	16,307	USD	2,857	06/03/2025	$5,394
Bank of America NA	BRL	12,646	USD	2,207	06/03/2025	(3,782)
Bank of America NA	USD	2,846	BRL	16,307	06/03/2025	4,877
Bank of America NA	USD	2,215	BRL	12,646	06/03/2025	(4,183)
Bank of America NA	CNH	13,668	USD	1,885	06/05/2025	(12,061)
Bank of America NA	USD	583	CNH	4,192	06/05/2025	(1,119)
Bank of America NA	USD	547	ZAR	10,692	06/05/2025	47,741
Bank of America NA	ZAR	14,188	USD	769	06/05/2025	(19,544)
Bank of America NA	USD	1,077	NZD	1,855	06/12/2025	32,189
Bank of America NA	CAD	11,145	USD	7,938	06/18/2025	(189,553)
Bank of America NA	USD	2,970	CAD	4,183	06/18/2025	80,107
Bank of America NA	USD	1,394	JPY	202,785	06/25/2025	18,831
Bank of America NA	USD	1,939	NOK	20,140	06/26/2025	34,179
Bank of America NA	CHF	3,194	USD	3,915	07/09/2025	16,422
Bank of America NA	PEN	686	USD	187	07/15/2025	(1,993)
Bank of America NA	KRW	2,922,570	USD	2,029	07/17/2025	(92,413)
Bank of America NA	USD	1,567	KRW	2,154,177	07/17/2025	(3,057)
Bank of America NA	CZK	52,323	USD	2,389	07/18/2025	1,567

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	AUD	847	USD	549	06/12/2025	$2,464
Barclays Capital, Inc.	AUD	2,073	USD	1,331	06/12/2025	(4,977)
Barclays Capital, Inc.	NZD	3,146	USD	1,861	06/12/2025	(19,453)
Barclays Capital, Inc.	USD	607	AUD	938	06/12/2025	(2,479)
Barclays Capital, Inc.	MYR	2,568	USD	612	06/18/2025	7,631
Barclays Capital, Inc.	MYR	8,033	USD	1,827	06/18/2025	(62,951)
Barclays Capital, Inc.	USD	1,654	MYR	7,305	06/18/2025	65,376
Barclays Capital, Inc.	EUR	557	USD	633	07/09/2025	(740)
Barclays Capital, Inc.	COP	1,856,463	USD	438	07/15/2025	(7,500)
Barclays Capital, Inc.	KRW	873,767	USD	609	07/17/2025	(25,214)
Barclays Capital, Inc.	USD	604	KRW	828,680	07/17/2025	(2,919)
Barclays Capital, Inc.	USD	1,847	PHP	104,769	07/29/2025	28,175
Barclays Capital, Inc.	USD	3,969	INR	341,486	08/14/2025	6,383
BNP Paribas SA	CNH	9,900	USD	1,364	06/05/2025	(9,800)
Citibank NA	MXN	36,462	USD	1,761	06/13/2025	(115,989)
Citibank NA	CAD	2,069	USD	1,500	06/18/2025	(8,285)
Citibank NA	JPY	209,882	USD	1,448	06/25/2025	(13,826)
Citibank NA	SEK	11,384	USD	1,169	06/26/2025	(19,664)
Citibank NA	PEN	1,654	USD	454	07/15/2025	(2,796)
Citibank NA	EUR	18,480	USD	20,825	07/16/2025	(217,488)
Citibank NA	GBP	8,880	USD	11,809	07/16/2025	(157,658)
Citibank NA	USD	5,526	GBP	4,155	07/16/2025	73,773
Citibank NA	KRW	2,840,520	USD	1,998	07/17/2025	(64,103)
Citibank NA	USD	1,302	IDR	21,969,113	07/24/2025	38,386
Citibank NA	TWD	34,364	USD	1,153	08/22/2025	(19,429)
Citibank NA	USD	576	TWD	16,944	08/22/2025	1,860
Deutsche Bank AG	CNH	7,136	USD	991	06/05/2025	998
Deutsche Bank AG	CNH	6,868	USD	951	06/05/2025	(2,754)
Deutsche Bank AG	USD	729	CNH	5,236	06/05/2025	(1,795)
Deutsche Bank AG	USD	724	ZAR	13,068	06/05/2025	2,609
Deutsche Bank AG	NZD	3,328	USD	1,997	06/12/2025	8,571
Deutsche Bank AG	USD	1,114	NZD	1,996	06/12/2025	78,857
Deutsche Bank AG	USD	1,359	CAD	1,873	06/18/2025	6,550
Deutsche Bank AG	JPY	2,962,919	USD	21,208	06/25/2025	565,766
Deutsche Bank AG	USD	4,040	JPY	564,430	06/25/2025	(107,777)
Deutsche Bank AG	USD	591	NOK	6,142	06/26/2025	11,089
Deutsche Bank AG	CLP	509,316	USD	545	07/15/2025	6,367
Deutsche Bank AG	USD	562	CLP	524,393	07/15/2025	(7,878)
Deutsche Bank AG	CZK	12,281	USD	558	07/18/2025	(2,654)
Goldman Sachs Bank USA	BRL	6,522	USD	1,145	06/03/2025	4,759
Goldman Sachs Bank USA	USD	1,144	BRL	6,522	06/03/2025	(3,837)
Goldman Sachs Bank USA	JPY	3,250,000	USD	21,737	06/04/2025	(851,461)
Goldman Sachs Bank USA	AUD	3,328	USD	2,133	06/12/2025	(12,186)
Goldman Sachs Bank USA	CAD	1,350	USD	981	06/18/2025	(3,283)
Goldman Sachs Bank USA	MYR	672	USD	158	06/18/2025	179
Goldman Sachs Bank USA	JPY	370,114	USD	2,595	06/25/2025	16,961
Goldman Sachs Bank USA	USD	690	EUR	605	07/09/2025	(1,479)
Goldman Sachs Bank USA	PEN	1,272	USD	345	07/15/2025	(6,688)
HSBC Bank USA	USD	1,377	CNH	9,892	06/05/2025	(3,894)
JPMorgan Chase Bank	BRL	12,646	USD	2,215	06/03/2025	4,183
JPMorgan Chase Bank	USD	2,223	BRL	12,646	06/03/2025	(12,128)
JPMorgan Chase Bank	CNH	7,917	USD	1,098	06/05/2025	(566)
JPMorgan Chase Bank	USD	1,453	CNH	10,443	06/05/2025	(3,208)
JPMorgan Chase Bank	AUD	2,291	USD	1,383	06/12/2025	(94,335)
JPMorgan Chase Bank	NZD	1,033	USD	611	06/12/2025	(6,581)
JPMorgan Chase Bank	USD	517	JPY	73,440	06/25/2025	(5,009)
JPMorgan Chase Bank	USD	599	SEK	5,740	06/26/2025	921
JPMorgan Chase Bank	EUR	2,178	USD	2,427	07/09/2025	(51,383)
JPMorgan Chase Bank	USD	658	CHF	550	07/09/2025	13,642
JPMorgan Chase Bank	USD	2,917	GBP	2,195	07/16/2025	40,904
JPMorgan Chase Bank	USD	889	KRW	1,258,810	07/17/2025	24,877
JPMorgan Chase Bank	PLN	6,022	USD	1,605	07/18/2025	(2,133)
JPMorgan Chase Bank	USD	566	IDR	9,546,715	07/24/2025	16,110
Morgan Stanley Capital Services, Inc.	BRL	13,018	USD	2,301	06/03/2025	25,350
Morgan Stanley Capital Services, Inc.	USD	2,280	BRL	13,018	06/03/2025	(4,306)
Morgan Stanley Capital Services, Inc.	USD	2,753	CNH	19,966	06/05/2025	18,242

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	2,810	USD	1,818	06/12/2025	$6,136
Morgan Stanley Capital Services, Inc.	USD	1,387	CAD	1,922	06/18/2025	15,008
Morgan Stanley Capital Services, Inc.	USD	897	MYR	3,968	06/18/2025	36,383
Morgan Stanley Capital Services, Inc.	JPY	158,176	USD	1,107	06/25/2025	4,849
Morgan Stanley Capital Services, Inc.	NOK	14,931	USD	1,408	06/26/2025	(54,475)
Morgan Stanley Capital Services, Inc.	USD	542	NOK	5,607	06/26/2025	7,649
Morgan Stanley Capital Services, Inc.	USD	2,286	BRL	13,018	07/02/2025	(25,524)
Morgan Stanley Capital Services, Inc.	CHF	727	USD	869	07/09/2025	(18,147)
Morgan Stanley Capital Services, Inc.	EUR	12,427	USD	14,174	07/09/2025	30,364
Morgan Stanley Capital Services, Inc.	USD	527	CHF	438	07/09/2025	8,069
Morgan Stanley Capital Services, Inc.	USD	738	EUR	661	07/09/2025	14,348
Morgan Stanley Capital Services, Inc.	USD	10,310	EUR	9,040	07/09/2025	(22,087)
Morgan Stanley Capital Services, Inc.	CLP	2,676,793	USD	2,836	07/15/2025	7,168
Morgan Stanley Capital Services, Inc.	COP	8,172,763	USD	1,907	07/15/2025	(50,823)
Morgan Stanley Capital Services, Inc.	GBP	512	USD	691	07/16/2025	1,052
Morgan Stanley Capital Services, Inc.	USD	1,366	HUF	486,013	07/18/2025	(2,540)
Morgan Stanley Capital Services, Inc.	CNH	19,966	USD	2,765	08/05/2025	(18,588)
Standard Chartered Bank	EUR	1,520	USD	1,707	07/09/2025	(23,063)
Standard Chartered Bank	PHP	45,285	USD	797	07/29/2025	(13,469)
State Street Bank & Trust Co.	CNH	1,241	USD	173	06/05/2025	273
State Street Bank & Trust Co.	CNH	29,330	USD	4,063	06/05/2025	(6,587)
State Street Bank & Trust Co.	USD	1,741	CNH	12,612	06/05/2025	9,910
State Street Bank & Trust Co.	USD	1,517	ZAR	28,528	06/05/2025	69,490
State Street Bank & Trust Co.	USD	304	ZAR	5,442	06/05/2025	(1,022)
State Street Bank & Trust Co.	ZAR	32,174	USD	1,696	06/05/2025	(93,601)
State Street Bank & Trust Co.	AUD	1,471	USD	950	06/12/2025	2,230
State Street Bank & Trust Co.	AUD	1,130	USD	712	06/12/2025	(16,065)
State Street Bank & Trust Co.	ILS	1,025	USD	278	06/12/2025	(14,006)
State Street Bank & Trust Co.	NZD	1,002	USD	601	06/12/2025	2,486
State Street Bank & Trust Co.	NZD	3,204	USD	1,867	06/12/2025	(47,898)
State Street Bank & Trust Co.	USD	2,457	AUD	3,926	06/12/2025	74,035
State Street Bank & Trust Co.	USD	1,188	NZD	1,997	06/12/2025	5,348
State Street Bank & Trust Co.	MXN	3,255	USD	168	06/13/2025	571
State Street Bank & Trust Co.	MXN	9,201	USD	443	06/13/2025	(31,584)
State Street Bank & Trust Co.	USD	1,347	MXN	26,492	06/13/2025	16,896

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	CAD	126	USD	92	06/18/2025	$11
State Street Bank & Trust Co.	CAD	7,477	USD	5,384	06/18/2025	(68,763)
State Street Bank & Trust Co.	USD	3,059	CAD	4,235	06/18/2025	29,635
State Street Bank & Trust Co.	JPY	209,002	USD	1,494	06/25/2025	37,332
State Street Bank & Trust Co.	USD	4,696	JPY	683,050	06/25/2025	62,706
State Street Bank & Trust Co.	USD	1,381	JPY	194,595	06/25/2025	(25,558)
State Street Bank & Trust Co.	NOK	1,397	USD	132	06/26/2025	(4,436)
State Street Bank & Trust Co.	SEK	2,407	USD	253	06/26/2025	1,626
State Street Bank & Trust Co.	SEK	10,357	USD	1,068	06/26/2025	(13,422)
State Street Bank & Trust Co.	USD	2,032	NOK	21,054	06/26/2025	30,828
State Street Bank & Trust Co.	USD	1,028	SEK	9,918	06/26/2025	8,320
State Street Bank & Trust Co.	USD	445	SEK	4,246	06/26/2025	(1,159)
State Street Bank & Trust Co.	EUR	648	USD	739	07/09/2025	1,467
State Street Bank & Trust Co.	EUR	2,019	USD	2,285	07/09/2025	(14,213)
State Street Bank & Trust Co.	USD	509	CHF	421	07/09/2025	4,357
State Street Bank & Trust Co.	USD	476	CHF	388	07/09/2025	(1,983)
State Street Bank & Trust Co.	USD	1,457	EUR	1,290	07/09/2025	9,808
State Street Bank & Trust Co.	GBP	983	USD	1,311	07/16/2025	(15,056)
State Street Bank & Trust Co.	USD	279	GBP	211	07/16/2025	5,546
State Street Bank & Trust Co.	SGD	1,207	USD	939	07/17/2025	958
State Street Bank & Trust Co.	PLN	1,653	USD	439	07/18/2025	(2,179)
State Street Bank & Trust Co.	USD	243	HUF	86,788	07/18/2025	229
State Street Bank & Trust Co.	THB	52,134	USD	1,577	07/24/2025	(17,364)
State Street Bank & Trust Co.	USD	660	THB	21,583	07/24/2025	(59)
UBS	BRL	3,113	USD	546	06/03/2025	2,030
UBS	USD	545	BRL	3,113	06/03/2025	(1,030)
UBS	AUD	2,463	USD	1,483	06/12/2025	(105,062)
UBS	USD	3,114	AUD	5,172	06/12/2025	220,589
UBS	JPY	165,226	USD	1,159	06/25/2025	8,248
UBS	USD	505	CLP	474,947	07/15/2025	(3,331)
UBS	KRW	790,832	USD	555	07/17/2025	(19,540)
UBS	PLN	4,597	USD	1,228	07/18/2025	934
UBS	USD	356	IDR	6,019,303	07/24/2025	10,880

						$(940,886)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	400	12/20/2034	3 Month BKBM	3.965%	Quarterly/ Semi-Annual	$(536)	$—	$(536)
SEK	1,570	03/17/2035	3 Month STIBOR	2.943%	Quarterly/ Annual	4,809	—	4,809
NZD	1,053	03/17/2035	3 Month BKBM	4.170%	Quarterly/ Semi-Annual	2,789	—	2,789
NZD	1,904	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	3,343	—	3,343
NZD	966	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	1,817	—	1,817
SEK	1,559	03/26/2035	3 Month STIBOR	2.989%	Quarterly/ Annual	5,408	49	5,359
NZD	1,289	03/26/2035	3 Month BKBM	4.154%	Quarterly/ Semi-Annual	2,246	—	2,246
NZD	416	04/22/2035	3 Month BKBM	4.050%	Quarterly/ Semi-Annual	(1,541)	—	(1,541)
CHF	111	04/25/2035	0.510%	1 Day SARON	Annual	(2,147)	19	(2,166)
CHF	130	05/19/2035	0.457%	1 Day SARON	Annual	(1,586)	—	(1,586)

						$14,602	$68	$14,534

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	4,071	06/16/2025	$(58,474)
Goldman Sachs International
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	102	07/15/2025	13,904
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	73	07/15/2025	9,977
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	67	07/15/2025	8,842
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	35	07/15/2025	4,355
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	29	07/15/2025	3,981
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	13	07/15/2025	1,486
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	12	07/15/2025	1,356
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	15	07/15/2025	1,006
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	15	07/15/2025	936
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	10	07/15/2025	775
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	9	07/15/2025	674
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	7	07/15/2025	639
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	14	07/15/2025	638
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	13	07/15/2025	515

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2025	$445
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	5		07/15/2025	268
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2025	229
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2025	130
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	37
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	13
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	316		07/15/2025	268
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	335		07/15/2025	128
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	49		07/15/2025	28
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	212		07/15/2025	(7)
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	407		07/15/2025	(13)
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	154		07/15/2025	(85)
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	407		07/15/2025	(186)
Fortnox AB	STIBOR plus 0.35%	Maturity	SEK	2,173		07/15/2025	(1,793)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	53		07/15/2025	1,102
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	30		07/15/2025	571
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2025	325
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	20		07/15/2025	272
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2025	101
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	14		07/15/2025	81
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	0	***	07/15/2025	0
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	3		07/15/2025	(16)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	9		07/15/2025	(35)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	21		07/15/2025	(136)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	7		07/15/2025	146
Verallia SA	ESTR plus 0.40%	Maturity	EUR	4		07/15/2025	(9)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2025	(40)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2025	(51)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2025	(71)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2025	(97)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	39		07/15/2025	(116)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	5		07/15/2025	(159)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	4		07/15/2025	(165)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	20		07/15/2025	(342)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	21	07/15/2025	$(663)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	22	07/15/2025	(758)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	14	07/15/2025	(764)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	18	07/15/2025	(1,057)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	20	07/15/2025	(1,142)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	21	07/15/2025	(1,158)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	41	07/15/2025	(1,288)
Verallia SA	ESTR plus 0.40%	Maturity	EUR	27	07/15/2025	(1,599)
Morgan Stanley Capital Services LLC
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(1)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	7	10/20/2025	(8)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(11)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(16)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(19)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	5	10/20/2025	(19)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(20)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	16	10/20/2025	(21)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(27)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(31)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	15	10/20/2025	(32)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	(39)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	12	10/20/2025	(46)
Andlauer Healthcare Group, Inc.	CORRA plus 0.40%	Maturity	CAD	46	10/20/2025	(118)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	70	10/20/2025	7,914
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	14	10/20/2025	868
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	17	10/20/2025	842
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	64	10/20/2025	804
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	175	10/20/2025	733
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	10	10/20/2025	651
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	15	10/20/2025	566

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	27	10/20/2025	$486
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	113	10/20/2025	391
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	17	10/20/2025	294
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	58	10/20/2025	218
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	17	10/20/2025	120
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	16	10/20/2025	79
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	17	10/20/2025	(24)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	13	10/20/2025	(144)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	17	10/20/2025	(181)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	58	10/20/2025	(337)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	39	10/20/2025	(353)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	17	10/20/2025	(605)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	16	10/20/2025	(666)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	16	10/20/2025	(742)
AZEK Co., Inc. (The)	FedFundEffective plus 0.35%	Maturity	USD	21	10/20/2025	(1,076)
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	92	10/20/2025	50
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	388	10/20/2025	35
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	183	10/20/2025	8
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	89	10/20/2025	7
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	10	10/20/2025	3
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	6	10/20/2025	2
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	124	10/20/2025	2
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	200	10/20/2025	1
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	110	10/20/2025	1
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	24	10/20/2025	0
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	75	10/20/2025	(2)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	116	10/20/2025	$(14)
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	242	10/20/2025	(47)
Biotage AB	STIBOR plus 0.50%	Maturity	SEK	385	10/20/2025	(75)
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	234	10/20/2025	279
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	83	10/20/2025	171
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	180	10/20/2025	140
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	43	10/20/2025	93
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	113	10/20/2025	58
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	13	10/20/2025	30
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	195	10/20/2025	(61)
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	39	10/20/2025	279
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	37	10/20/2025	264
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	34	10/20/2025	241
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	29	10/20/2025	209
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	23	10/20/2025	154
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	17	10/20/2025	96
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	11	10/20/2025	78
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	9	10/20/2025	68
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	8	10/20/2025	67
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	6	10/20/2025	29
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	8	10/20/2025	16
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	1	10/20/2025	9
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	1	10/20/2025	9
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	2	10/20/2025	9
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	5	10/20/2025	9
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	630,175	06/12/2025	14,911
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	450,125	06/12/2025	12,840
MAG Silver Corp.	FedFundEffective plus 0.35%	Maturity	USD	122	10/20/2025	4,291
MAG Silver Corp.	FedFundEffective plus 0.35%	Maturity	USD	36	10/20/2025	1,750
MAG Silver Corp.	FedFundEffective plus 0.35%	Maturity	USD	5	10/20/2025	259
MAG Silver Corp.	FedFundEffective plus 0.35%	Maturity	USD	6	10/20/2025	184
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	48	10/20/2025	3,901

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	$3,160
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	27		10/20/2025	2,164
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	32		10/20/2025	1,921
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	1,856
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	27		10/20/2025	1,779
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	17		10/20/2025	1,545
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	31		10/20/2025	1,474
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26		10/20/2025	1,239
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26		10/20/2025	1,181
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	19		10/20/2025	1,174
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26		10/20/2025	1,123
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	12		10/20/2025	760
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10		10/20/2025	739
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	666
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	574
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	5		10/20/2025	504
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	4		10/20/2025	488
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	7		10/20/2025	424
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10		10/20/2025	366
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	2		10/20/2025	135
UBS AG
Assura PLC	SONIA plus 0.35%	Maturity	GBP	31		08/22/2029	1,822
Renewi PLC	SONIA plus 0.35%	Maturity	GBP	7		08/22/2029	66
Renewi PLC	SONIA plus 0.35%	Maturity	GBP	3		08/22/2029	32
Pay Total Return on Reference Obligation
Bank of America NA
Omnicom Group, Inc.	OBFR minus 0.30%	Maturity	USD	3		05/20/2027	(26)
Goldman Sachs International
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2025	(14)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2025	(38)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	1		07/15/2025	(142)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2025	(230)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	3		07/15/2025	(296)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	6	07/15/2025	$(492)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	5	07/15/2025	(538)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	7	07/15/2025	(562)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	5	07/15/2025	(626)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	4	07/15/2025	(667)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	8	07/15/2025	(726)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	5	07/15/2025	(737)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	7	07/15/2025	(760)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	6	07/15/2025	(815)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	9	07/15/2025	(1,038)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	10	07/15/2025	(1,168)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	7	07/15/2025	(1,451)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	8	07/15/2025	(1,591)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	22	07/15/2025	(2,642)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	41	07/15/2025	(3,685)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	20	07/15/2025	(4,378)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	39	07/15/2025	(8,937)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	39	07/15/2025	(9,035)
Equinox Gold Corp.	CORRA minus 0.35%	Maturity	CAD	29	07/15/2025	1,087
Equinox Gold Corp.	CORRA minus 0.35%	Maturity	CAD	4	07/15/2025	54
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	74	07/15/2025	22,677
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	45	07/15/2025	13,786

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	78	07/15/2025	$11,230
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	44	07/15/2025	10,548
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	44	07/15/2025	10,202
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	70	07/15/2025	8,939
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	59	07/15/2025	7,839
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	27	07/15/2025	7,704
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	36	07/15/2025	7,144
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	54	07/15/2025	7,127
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	34	07/15/2025	6,292
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	47	07/15/2025	6,214
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	26	07/15/2025	5,883
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	27	07/15/2025	4,210
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	37	07/15/2025	3,719
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	14	07/15/2025	2,675
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	14	07/15/2025	2,671
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	11	07/15/2025	2,538
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	7	07/15/2025	1,424
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	12	07/15/2025	1,331
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	7	07/15/2025	1,158
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	5	07/15/2025	1,151
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2025	914
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	17	07/15/2025	834

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	17		07/15/2025	$830
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	16		07/15/2025	647
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	17		07/15/2025	612
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	16		07/15/2025	594
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	20		07/15/2025	547
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	17		07/15/2025	539
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	513
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	231
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	27
Rocket Cos., Inc.	SOFR minus 0.35%	Maturity	USD	32		07/15/2025	1,616
Rocket Cos., Inc.	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	296
Rocket Cos., Inc.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	4
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	191		07/15/2025	137,061
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	78		07/15/2025	44,769
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	46		07/15/2025	32,987
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	55		07/15/2025	30,547
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	41		07/15/2025	29,797
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	51		07/15/2025	28,889
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	44		07/15/2025	24,072
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	41		07/15/2025	22,590
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	39		07/15/2025	20,901
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	29		07/15/2025	17,227

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	32		07/15/2025	$17,165
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	31		07/15/2025	17,059
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	27		07/15/2025	14,716
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	26		07/15/2025	13,522
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	22		07/15/2025	12,683
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	13		07/15/2025	9,512
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	18		07/15/2025	9,463
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	17		07/15/2025	6,513
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	11		07/15/2025	5,938
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	16		07/15/2025	5,819
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	9		07/15/2025	5,499
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	11		07/15/2025	5,318
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	4		07/15/2025	2,503
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	1,827
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	314
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	307
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	210
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	151
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	126
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	115
Morgan Stanley Capital Services LLC
Columbia Banking System, Inc.	FedFundEffective minus 0.35%	Maturity	USD	14		10/20/2025	(608)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	58	10/20/2025	$215
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	5	10/20/2025	88
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	1	10/20/2025	31
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	5	10/20/2025	22
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	6	10/20/2025	18
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	1	10/20/2025	0
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	1	10/20/2025	(1)
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	1	10/20/2025	(11)
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	(20)
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	4	10/20/2025	(50)
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	6	10/20/2025	(101)
Eastern Bankshares, Inc.	FedFundEffective minus 0.35%	Maturity	USD	19	10/20/2025	(161)
Herc Holdings, Inc.	FedFundEffective minus 0.35%	Maturity	USD	88	10/20/2025	40,774
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,798	06/18/2025	4,758
IBOVESPA Futures Contract	0.00%	Maturity	BRL	830	06/18/2025	2,242
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,383	06/18/2025	2,218
IBOVESPA Futures Contract	0.00%	Maturity	BRL	830	06/18/2025	1,653
IBOVESPA Futures Contract	0.00%	Maturity	BRL	968	06/18/2025	929
IBOVESPA Futures Contract	0.00%	Maturity	BRL	3,457	06/18/2025	348
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,245	06/18/2025	159
IBOVESPA Futures Contract	0.00%	Maturity	BRL	2,766	06/18/2025	(9,737)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	83	10/20/2025	$6,223
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	84	10/20/2025	5,936
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	28	10/20/2025	1,486
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	28	10/20/2025	1,467
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	10	10/20/2025	1,368
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	872
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	7	10/20/2025	828
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	670
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	516
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	21	10/20/2025	468
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	19	10/20/2025	421
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	343
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	293
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	174
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2025	(97)
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	7	10/20/2025	(147)
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	5	10/20/2025	(176)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2025	$(265)
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	8		10/20/2025	(379)
James Hardie Industries PLC	FedFundEffective minus 0.35%	Maturity	USD	33		10/20/2025	(4,768)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2025	(3)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2025	(6)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(10)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	9		10/20/2025	(64)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	15		10/20/2025	(83)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	(216)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	4		10/20/2025	(287)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	11		10/20/2025	(911)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	27		10/20/2025	(1,997)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	46		10/20/2025	(3,399)
Pan American Silver Corp.	FedFundEffective minus 0.35%	Maturity	USD	92		10/20/2025	(4,917)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	43		10/20/2025	4,433
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	33		10/20/2025	3,648
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	55		10/20/2025	3,252

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	21		10/20/2025	$2,179
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	21		10/20/2025	440
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	14		10/20/2025	365
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	16		10/20/2025	71
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	8		10/20/2025	46
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	13		10/20/2025	29
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	14		10/20/2025	9
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	16		10/20/2025	7
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	(4)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2025	(143)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2025	(170)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2025	(293)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	20		10/20/2025	(373)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	30		10/20/2025	(578)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	19		10/20/2025	(604)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	13		10/20/2025	(962)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	17		10/20/2025	(1,036)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	24	10/20/2025	$(2,290)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	35	10/20/2025	(3,185)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	49	10/20/2025	(3,357)
Rocket Cos., Inc.	FedFundEffective minus 0.35%	Maturity	USD	50	10/20/2025	(4,427)
Swiss Market Index Futures	0.00%	Maturity	CHF	122	06/20/2025	191
Swiss Market Index Futures	0.00%	Maturity	CHF	122	06/20/2025	(474)
Swiss Market Index Futures	0.00%	Maturity	CHF	122	06/20/2025	(1,236)
Swiss Market Index Futures	0.00%	Maturity	CHF	244	06/20/2025	(1,514)
Swiss Market Index Futures	0.00%	Maturity	CHF	122	06/20/2025	(2,097)
Swiss Market Index Futures	0.00%	Maturity	CHF	122	06/20/2025	(2,335)
Swiss Market Index Futures	0.00%	Maturity	CHF	122	06/20/2025	(4,088)
Swiss Market Index Futures	0.00%	Maturity	CHF	244	06/20/2025	(18,345)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	64	10/20/2025	14,568
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	51	10/20/2025	12,313
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	50	10/20/2025	11,126
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	37	10/20/2025	9,442
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	30	10/20/2025	7,848
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	26	10/20/2025	6,744
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	27	10/20/2025	6,384
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	24	10/20/2025	5,549
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	19	10/20/2025	4,671

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	13		10/20/2025	$4,587
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	25		10/20/2025	4,406
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2025	2,659
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	11		10/20/2025	2,357
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	15		10/20/2025	2,136
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2025	1,897
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	8		10/20/2025	1,887
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2025	1,872
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	5		10/20/2025	1,241
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	3		10/20/2025	1,035
Synopsys, Inc.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2025	97

							$806,877

***	Notional amount less than 500.
(a)	Fair valued by the Adviser.
(b)	Non-income producing security.
(c)	Escrow shares.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $71,251,847 or 17.2% of net assets.

(g)	Defaulted.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	Defaulted matured security.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies 11.00%, 10/31/2024	06/21/2019-10/26/2020	$17,967	$0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,244	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	15	0	0.00%
(m) Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	04/11/2019	$360,189	$0	0.00%

(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

As of May 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,128,657 and gross unrealized depreciation of investments was $(8,139,240), resulting in net unrealized appreciation of $37,989,417.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Right

EAFE – Europe, Australia, and Far East

ESTR – Euro Short Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

Country Breakdown1

May 31, 2025 (unaudited)

43.4%	United States
17.5%	Multinational
5.8%	Japan
4.8%	United Kingdom
2.8%	Canada
2.5%	France
1.8%	Germany
1.6%	Spain
1.3%	Italy
0.8%	Denmark
0.7%	Mexico
0.7%	South Korea
0.6%	Netherlands
6.8%	Other
8.9%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Australia, Austria, Belgium, Brazil, Chile, China, Colombia, Finland, Hong Kong, Hungary, Indonesia, Ireland, Israel, Kazakhstan, Luxembourg, Malaysia, Norway, Peru, Poland, Portugal, Russia, Saudi Arabia, Singapore, South Africa, Supranational, Sweden, Switzerland and Taiwan.

AB All Market Total Return Portfolio

May 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$102,027,295	$40,183,429	$4012	(a)	$142,214,736
Investment Companies	91,365,014	—	—		91,365,014
Governments - Treasuries	—	63,497,625	—		63,497,625
Corporates - Investment Grade	—	38,676,721	—		38,676,721
Mortgage Pass-Throughs	—	20,960,913	—		20,960,913
Collateralized Loan Obligations	—	5,238,261	—		5,238,261
Collateralized Mortgage Obligations	—	5,018,822	166,925		5,185,747
Asset-Backed Securities	—	3,941,863	—		3,941,863
Commercial Mortgage-Backed Securities	—	3,841,580	—		3,841,580
Covered Bonds	—	3,238,725	—		3,238,725
Inflation-Linked Securities	—	2,335,817	—		2,335,817
Governments - Sovereign Agencies	—	2,247,651	—		2,247,651
Supranationals	—	1,909,728	—		1,909,728
Governments - Sovereign Bonds	—	1,823,479	—		1,823,479
Local Governments - Provincial Bonds	—	919,688	—		919,688
Local Governments - Regional Bonds	—	845,122	—		845,122
Quasi-Sovereigns	—	828,108	—		828,108
Local Governments - US Municipal Bonds	—	552,027	—		552,027
Corporates - Non-Investment Grade	—	—	238,731	(a)	238,731
Preferred Stocks	—	—	121,446		121,446
Rights	—	—	49,449		49,449
Emerging Markets - Treasuries	—	—	0	(a)	—
Emerging Markets - Corporate Bonds	—	—	0	(a)	—
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	15,425,175	—	—		15,425,175
Treasury Bills	—	22,585,913	—		22,585,913
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,199,559	—	—		13,199,559

Total Investments in Securities	222,017,043	218,645,472	580,563	(a)	441,243,078

Investments in Securities:	Level 1	Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Futures	$4,857,178	$—	$—		$4,857,178
Forward Currency Exchange Contracts	—	2,060,059	—		2,060,059
Centrally Cleared Interest Rate Swaps	—	20,412	—		20,412
Total Return Swaps	—	998,355	—		998,355
Liabilities:
Futures	(482,553)	—	—		(482,553)
Forward Currency Exchange Contracts	—	(3,000,945)	—		(3,000,945)
Centrally Cleared Interest Rate Swaps	—	(5,810)	—		(5,810)
Total Return Swaps	—	(191,478)	—		(191,478)

Total	$226,391,668	$218,526,065	$580,563	(a)	$445,498,296

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2025 is as follows:

Fund	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$22,609	$198,449	$205,633	$15,425	$558
AB Government Money Market Portfolio*	4,756	164,911	156,467	13,200	101
Total	$27,365	$363,360	$362,100	$28,625	$659

*	Investments of cash collateral for securities lending transactions.